Reinsurance (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Effects of Reinsurance on Premiums and Contract Charges

The effects of reinsurance on premiums earned and fee income from policyholders for the Successor Period for the period April 1, 2014 through December 31, 2014 were as follows:

($ in thousands)	For the Period from April 1, 2014 Through December 31, 2014
Direct	$921,444
Assumed	5,258
Ceded	(702,833)

Premiums and fee income, net of reinsurance	$223,869

Schedule of Effects of Reinsurance on Interest Credited to Contractholder Funds, Contract Benefits and Expenses

The effects of reinsurance on return credited to policyholders’ account balances, policyholder benefits, and other expenses for the Successor Period for the period April 1, 2014 through December 31, 2014 were as follows:

($ in thousands)	For the Period from April 1, 2014 Through December 31, 2014
Direct	$1,104,420
Assumed	4,713
Ceded	(635,887)

Return credited to policyholders’ account balances and policyholder benefits, net of reinsurance	$473,246

Predecessor
Schedule of Effects of Reinsurance on Premiums and Contract Charges

The effects of reinsurance on premiums and contract charges are as follows:

($ in thousands)	Period from January 1, 2014 through March 31, 2014	2013	2012
Direct	$331,899	$1,331,597	$1,298,864
Assumed	1,581	6,830	6,784
Ceded:
Affiliate	(244,797)	(962,576)	(908,459)
Non-affiliate	(88,683)	(375,851)	(397,189)

Premiums and fee income, net of reinsurance	$—	$—	$—

Schedule of Effects of Reinsurance on Interest Credited to Contractholder Funds, Contract Benefits and Expenses

The effects of reinsurance on return credited to policyholders’ account balances, policyholder benefits and other expenses are as follows:

($ in thousands)	Period from January 1, 2014 through March 31, 2014	2013	2012
Direct	$450,041	$1,938,015	$1,882,714
Assumed	2,606	8,180	9,167
Ceded:
Affiliate	(336,122)	(1,505,010)	(1,369,305)
Non-affiliate	(116,525)	(441,185)	(522,576)

Return credited to policyholders, contract benefits and expenses, net of reinsurance	$—	$—	$—